Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2020
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of Inventory

Inventory is stated at the lower of cost or net realizable value, determined on a first‑in, first‑out basis, and consists of the following (in thousands):

	September 30, 2020	December 31, 2019
Work in process	$3,062	$1,081
Finished goods	7,301	7,324
	$10,363	$8,405

Schedule of Accrued warranty

Accrued warranty at each balance sheet date consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Warranty reserve, at the beginning of the year	$1,491	$116
Additions to warranty reserve	375	2,352
Claims fulfilled	(132)	(977)
Warranty reserve, at the end of the period	$1,734	$1,491